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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL F. DUNNING
Title: EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone: 708-445-3173

Signature, Place, and Date of Signing: /s/ MICHAEL F. DUNNING,
                                       -----------------------------
                                       OAK PARK, IL,
                                       MAY 13, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $877 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

No.    Form 13F File No.                Name
---    -----------------    ----------------------------
 1.       28-12734          COTTONWOOD HOLDINGS, INC.

 2.       N/A               RIVER CAPITAL ADVISORS, INC.

 3.       N/A               TREMONT CAPITAL CORPORATION

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                           FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                           TITLE OF               VALUE   SHARES/  SH /  PUT /  INVSTMT    OTHER   ---------------------
     NAME OF ISSUER         CLASS      CUSIP    (X$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
-------------------------  --------  ---------  --------  -------  ----  -----  -------  --------  -------  ------  ----
Midwest Banc Holdings Inc    COM     598251106      183    181637   SH          DEFINED       3     181637
PFF Bancorp Inc              COM     69331W104        0   2229200   SH          DEFINED       1    2229200
Tamalpais Bancorp            COM     87485H103      694    126129   SH          DEFINED       1     126129

                                                    877